Label	Element	Value
First Investors Life Series Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS LIFE SERIES FUNDS

PROSPECTUS

DATED MAY 1, 2016

1.	In the “Funds Summary Section” for the Equity Income Fund, the following is added as the second paragraph under the heading “Principal Investment Strategies”:

The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.

2.	In “The Funds Summary Section” for the Equity Income Fund, the following is added as a principal risk:

Call Options Risk. Writing call options to generate income involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

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Please retain this Supplement for future reference.

LP0117

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Equity Income Fund